Equity Method Investments And Variable Interest Entities (Equity Method Investment) (Details) - USD ($) $ in Millions	1 Months Ended	9 Months Ended	12 Months Ended
	Feb. 29, 2016	Sep. 30, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Schedule of Equity Method Investments [Line Items]
Payments for investments in equity method joint ventures			$ 0	$ 61	$ 19
Affinity project
Schedule of Equity Method Investments [Line Items]
Term of contracted services portion of project (in years)	18 years
Affinity Flying Services
Schedule of Equity Method Investments [Line Items]
Variable interest entity, ownership percentage			50.00%
Affinity Flying Training Services Limited
Schedule of Equity Method Investments [Line Items]
Variable interest entity, ownership percentage			50.00%
Affinity Capital Works
Schedule of Equity Method Investments [Line Items]
Variable interest entity, ownership percentage			50.00%
Brown & Root JV
Schedule of Equity Method Investments [Line Items]
Ownership percentage (in percentage)			50.00%
MMM
Schedule of Equity Method Investments [Line Items]
Ownership percentage (in percentage)			50.00%
Advances (receipts)
Schedule of Equity Method Investments [Line Items]
Equity method investments			$ (11)	1
Advances (receipts) | Affinity project
Schedule of Equity Method Investments [Line Items]
Equity method investments				$ 14
Industrial Services Business
Schedule of Equity Method Investments [Line Items]
Proceeds from divestiture of businesses		$ 48
Industrial Services Business | Disposal Group, Not Discontinued Operations
Schedule of Equity Method Investments [Line Items]
Gain (loss) on disposal		7
Canadian Pipe Fabrication Business | EPIC Piping LLC
Schedule of Equity Method Investments [Line Items]
Payments for investments in equity method joint ventures		$ 19